EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
EQUIPMENT [Abstract]
EQUIPMENT
NOTE 3 - EQUIPMENT

Equipment consists of the following:

	June 30, 2013	December 31, 2012

Office equipment	$22,145	$12,741
Lab equipment	467,582	388,521
Furniture	4,061	4,061
Leasehold Improvements	37,519	28,134
	531,307	433,457
Less: Accumulated depreciation	182,693	132,463

	$348,614	$300,994

Depreciation expense for the six months ending June 30, 2013 and 2012 was $51,902 and $16,486.  Depreciation expense for the three months ending June 30, 2013 and 2012 was $29,289 and $9,750.

NOTE 3 - PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

Depreciation expense for the years ending December 31, 2012 and 2011 was $53,391 and $26,711.